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1933 Act Rule 485(a)(2)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

January 17, 2014

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Variable Insurance Trust

File Nos. 002-73024 and 811-03213

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 163/164 to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed in order to register shares of NVIT Flexible Moderate Growth Fund and NVIT Flexible Fixed Income Fund, each a series of the Trust.

In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:

•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

U.S. Securities and Exchange Commission

January 17, 2014

Please direct any inquiries regarding this filing to my attention at (202) 419-8402 or, in my absence, Prufesh R. Modhera at (202) 419-8417.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esquire

cc:	Allan Oster, Esquire